Acquisitions - Summary of Movements in Non-Controlling Interests (Details) $ in Millions	3 Months Ended
Jun. 30, 2025 USD ($)
Non-controlling interests
Non-controlling interests	$ 16
Aurion Biotech, Inc.
Non-controlling interests (%)
Non-controlling interests (%)	15.00%
Exchange of outstanding vested options	(6.20%)
Non-controlling interests (%)	8.80%
Non-controlling interests
Non-controlling interests	$ 27
Exchange of outstanding vested options	(11)
Non-controlling interests	$ 16